BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
Net earnings per share

c)    Net earnings per share

Basic earnings per share is calculated by dividing the net income attributable to the Controlling Company by the weighted average number of ordinary shares outstanding during the period. On the other hand, diluted earnings per share is computed by dividing the net income attributable to the Controlling Company for the period by the weighted average number of common shares issued and to be potentially issued at the end of the period. Since the Company has no dilutive potential common stock outstanding, basic and dilutive earnings per share amounts do not differ.

For the nine and three-month periods ended September 30, 2025, and 2024, the weighted average number of shares outstanding amounted to 2,153,688,011.

New Standards and Interpretations issued by the IASB

e)    New Standards and Interpretations issued by the IASB

New standards and amendments – applicable on January 1, 2025

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation when a currency is exchangeable into another currency;	January 1, 2025

The application of the detailed amendment did not generate any impact on the results of operations or the financial situation of the Company.